Discontinued operations and assets held for sale - Summary of the results of discontinued operations (Details) - EUR (€) € / shares in Units, € in Millions			6 Months Ended
	Mar. 15, 2024	Oct. 31, 2023	Sep. 30, 2024	Sep. 30, 2023
Acquisitions and disposals
Profit/(loss) for the financial period - Discontinued operations			€ 16	€ (239)	[1]
Basic earnings/(loss) per share from discontinued operations			€ 0.0006	€ (0.0088)
Diluted (loss)/earnings per share from discontinued operations			€ 0.0006	€ (0.0088)
Vodafone Spain
Acquisitions and disposals
Percentage of ownership interests agreed to sell		100.00%
Profit/(loss) for the financial period - Discontinued operations			€ 76	€ (187)
Vodafone Italy, Discontinued operations
Acquisitions and disposals
Percentage of ownership interests agreed to sell	100.00%
Profit/(loss) for the financial period - Discontinued operations			€ (60)	€ (52)

[1]	The results for the six months ended 30 September 2023 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are reported as discontinued operations. See note 5 ‘Discontinued operations and assets held for sale’ for more information.